Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
Kensington Managed Income Fund
Kensington Dynamic Growth Fund
Kensington Active Advantage Fund
(the “Funds”)
Supplement dated February 27, 2023 to each Fund’s
Summary Prospectus and the Funds’
Prospectus dated March 19, 2022, as amended

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.
Kensington Managed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kensington Managed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Effective April 30, 2023, the Kensington Managed Income Fund’s investment objective will change as follows:Current Investment Objective: The Fund seeks income.New Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which consists of income and capital appreciation.
Strategy [Heading]	rr_StrategyHeading	In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Kensington Managed Income Fund - credit default swaps and credit default index swaps (and options on such instruments), index futures and bond futures.
Risk [Heading]	rr_RiskHeading	Note that investment in derivative instruments entails certain risks, including:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Kensington Managed Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMAX
Kensington Managed Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMIX
Kensington Managed Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMCX
Kensington Dynamic Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kensington Dynamic Growth Fund
Strategy [Heading]	rr_StrategyHeading	In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Kensington Dynamic Growth Fund - equity index futures.
Risk [Heading]	rr_RiskHeading	Note that investment in derivative instruments entails certain risks, including:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Kensington Dynamic Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGAX
Kensington Dynamic Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGIX
Kensington Dynamic Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGCX
Kensington Active Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kensington Active Advantage Fund
Strategy [Heading]	rr_StrategyHeading	In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Kensington Active Advantage Fund - credit default swaps and credit default index swaps (and options on such instruments), index futures and bond futures.
Risk [Heading]	rr_RiskHeading	Note that investment in derivative instruments entails certain risks, including:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Kensington Active Advantage Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KADAX
Kensington Active Advantage Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KADIX
Kensington Active Advantage Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KADCX